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Arrow Adaptive Multi-Strategy ETF
Fund Summary: Arrow Adaptive Multi-Strategy ETF
Investment Objective
The Arrow Adaptive Multi-Strategy ETF (the “Fund”) seeks to preserve and increase the purchasing power value of its shares over the long term.
Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, on their purchases and sales of shares in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Arrow Adaptive Multi-Strategy ETF Arrow Adaptive Multi-Strategy ETF USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Arrow Adaptive Multi-Strategy ETF Arrow Adaptive Multi-Strategy ETF
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.20%	[1]
Total Annual Fund Operating Expenses	0.95%
Fee Waiver	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	0.85%
[1]	Other expenses are estimated for the current fiscal year.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund until October 21, 2023 to ensure that the Fund’s Total Annual Fund Operating Expenses After Fee Waiver (exclusive of taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses and extraordinary expenses such as litigation) will not exceed 0.85% of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any then-current expense limit. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Fund’s advisor.

Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds.
It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Arrow Adaptive Multi-Strategy ETF | Arrow Adaptive Multi-Strategy ETF | USD ($)	87	293

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies of the Fund

The Fund’s investment advisor, Arrow Investment Advisors, LLC, (the “Advisor”) pursues the Fund’s investment objective by implementing a dynamic investment strategy across a broad array of asset classes through futures contracts and fixed income securities. The Advisor seeks to achieve above-market returns (i.e. greater than the bond market as a whole) with lower volatility relative to the broader equity markets over the long term. The Fund is designed to be a core portfolio holding for various types of investors because the Fund seeks to preserve and increase the purchasing power value of its shares over the long-term, regardless of current or future market conditions.

Futures Portfolio Construction

The Advisor uses an objective, rules-based methodology to implement an adaptive trend-following strategy. This strategy relies upon the insights of the Diversified Algorithmic Income Methodology RT2™ (DAIM), a rules-based multi-strategy methodology developed by Wall Street luminary Victor “Trader Vic” Sperandeo and his firm EAM Partners L.P. However, these parties are not advisers to the Fund nor to the Advisor. Two components comprise DAIM:

●	a diversified core strategy and

●	a dynamic alpha strategy.

In pursuing the Fund’s investment objective, the advisor will allocate the Fund’s assets among a variety of non-traditional strategies. The combination of these two strategies has the potential to perform similarly to a core bond portfolio (i.e., the Bloomberg Aggregate Bond Index) but without the credit risk associated with bonds. The Fund allocates capital to the two strategies in the ranges indicated in the left-hand column of the table below.

Fund’s Universe, Sectors and Components (Futures Markets)
	Commodity Markets						Financial Markets
	Energy	Livestock	Grains	Softs	Precious Metals	Industrial Metals	Currencies	Fixed	Equity
Core (68-74%)					Gold			US 2 or 5-Yr Note US 30-Yr Note	S&P 500
Alpha (26-32%)	Crude Light Heating Oil Natural Gas RBOB Gas	Cattle Hogs	Corn Soybean Wheat	Cocoa Coffee Cotton Sugar	Silver	Copper	Australian$ British Pound Canadian$ Euro Japanese Yen Swiss Franc	US 10-Yr Note US 30-Yr Note

Diversified Core Strategy

The diversified core strategy invests long-only in U.S. listed futures contracts among the following four markets: U.S. Treasury Notes, 30-year U.S. Treasury Bonds, Gold, and the S&P 500.

Dynamic Alpha Strategy

The alpha strategy employs both long and short positions among physical commodity and financial markets. The Advisor manages the alpha basket using a quantitative, adaptive rules-based methodology. This strategy has 24 components which seek to profit from movements in, risks related to, underlying macroeconomic variables and/or statistical, technical or other factors have on commodity, currency, and fixed income markets.

The Advisor bases allocation of exposure to each component on principles of diversification, aiming to measure and reflect the global economic environment with a goal of creating a portfolio with a risk profile similar to that of a core bond basket. Allocations to each component are nearly fixed (within small ranges) and rebalanced monthly.

Within the energy sector, the Advisor’s rules-based methodology attempts to reflect, but not predict, the extent of trends in crude oil, heating oil and gasoline (RBOB Gas, not Natural Gas) markets. RBOB stands for Reformulated Blendstock for Oxygenate Blending, a component that is used to create reformulated gasoline. The methodology attempts this reflection by positioning the component long or flat (neutral) at each month-end, based upon a weighted moving average.

The table below compares the exposure to each sector’s core basket and alpha basket base weightings at the beginning of each month when the energy sector is long to when the energy sector (Oil and Gasoline components) is flat. The Fund rebalances this exposure monthly.

	Exposure (Long Oil & Gasoline)			Exposure (Flat Oil & Gasoline)
Sector	Core Weight	Alpha Weight	Total	Core Weight	Alpha Weight	Total
Energy	0.0%	12.0%	12.0%	0.0%	1.7%	1.7%
Livestock	0.0%	1.6%	1.6%	0.0%	2.0%	2.0%
Grains	0.0%	3.7%	3.7%	0.0%	4.6%	4.6%
Metals	8.0%	3.3%	11.3%	8.0%	4.1%	12.1%
Softs	0.0%	1.4%	1.4%	0.0%	1.8%	1.8%
Currency	0.0%	7.0%	7.0%	0.0%	3.5%	8.2%
Bonds	48.0%	3.0%	51.0%	54.0%	3.5%	57.5%
Equity	12.0%	0.0%	12.0%	12.0%	0.0%	12.0%
Total	68%	32%	100%	74%	26%	100%

Subsidiary

To achieve exposure to certain futures contracts consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies, the Fund employs a subsidiary. The Fund will invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (AAMS Fund Limited, hereinafter the “Arrow DAIM Subsidiary”). The Fund does not control any other entity. The Arrow DAIM Subsidiary will invest primarily in (long and short) commodity and financial futures, as well as fixed-income securities and other investments intended to serve as margin or collateral for the Arrow DAIM Subsidiary’s derivatives positions. These collateral investments are composed of short-term high-quality debt instruments such as U.S. T-bills. When viewed on a consolidated basis, the Arrow DAIM Subsidiary is subject to the same investment and regulatory restrictions as the Fund. The Fund consolidates the Arrow DAIM Subsidiary for purposes of financial statements, leverage and concentration. The Advisor is solely responsible for managing the assets of the Arrow DAIM Subsidiary.

Fixed Income Portfolio Construction

The Fund’s securities portfolio is composed primarily of income-producing securities. The Advisor executes its fixed income strategy by investing in U.S. government securities, short-term, high quality fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less. A portion of the Fund’s fixed income portfolio is used to collateralize its derivative positions.

However, to supplement the futures strategy, the Fund’s portfolio may also consist of commodity, currency, financial-linked structured notes, exchange-traded notes, and other investments that provide exposure to the managed commodities and financial futures markets. With respect to this portion of the portfolio, the Fund invests in U.S. dollar denominated, investment grade debt that is rated at least Baa3 by Moody’s, or equivalently rated by S&P, or Fitch, or if unrated deemed to be of similar quality by the Advisor. The Fund restricts debt maturity to instruments with a dollar-weighted average effective maturity of 0 to 2 years.

The Advisor may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objective. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Principal Risks of Investing in the Fund

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”), price of shares, and performance. The following describes the risks the Fund bears with respect to its direct investments as well as indirectly through investments in the Subsidiary. As with any fund, there is no guarantee that the Fund will achieve its objective.

The following risks apply to the Fund’s investments:

●	Commodity Risk: Investing in the commodities markets will subject the Fund to greater volatility than investing in traditional securities. Unfavorable weather, animal and plant disease, geologic and environmental factors, and changes in government regulation such as tariffs, embargoes, or burdensome production rules and restrictions all influence commodity prices.

●	Counterparty Risk: The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to particular securities or asset classes without actually purchasing those securities or investments. These financial instruments may involve risks that are different from those associated with ordinary portfolio securities transactions, and expose the Fund to the risk that the counterparty will be unable or unwilling to pay obligations due to the Fund.

●	Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in the price of shares of the Fund. Lower credit quality will also affect liquidity and make it difficult for the Fund to sell a security.

●	Derivatives Risk: The Fund may use derivatives (including, structured notes, and futures) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

●	ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Not Individually Redeemable: Shares of the Fund (“Shares”) are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues: Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the securities in the Fund’s portfolio are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants (“APs”) that can post collateral on an agency basis is limited, which may limit the market for the Shares.

○	Market Price Variance Risk: The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

■	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the Fund’s NAV.

■	The market price for the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the Fund’s NAV.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

●	Fixed Income Risk: The value of the Fund’s investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

●	Foreign Currency Risk: Currency trading risks include market risk, credit risk, and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund are long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

●	Futures Risk: The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested.

Futures contracts may become mispriced or improperly valued when compared to the Advisor’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

●	Government Securities Risk: The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

●	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments

●	Leverage Risk: Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

●	Management Risk: The Advisor’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Advisor’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor’s investment strategy will produce the desired results.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	New Fund Risk: The Fund recently commenced operations, has a limited operating history, and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size, that an active trading market for the Fund’s Shares will develop or be maintained, or that the Fund’s Shares’ listing will continue unchanged.

●	Non-Diversification Risk: Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

●	Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which will reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

●	Regulatory Risk: Regulatory authorities in the United States or other countries may restrict the ability of the Fund to fully implement its strategy, either generally, or with respect to certain securities, industries or countries, which may impact the Fund’s ability to fully implement its investment strategies.

●	Repurchase Agreement Risk: A repurchase agreement involves the purchase by the Fund of securities with the agreement that, after a stated period of time, the original seller will buy back the same securities at an agreed upon price or yield. However, if the seller defaults on its obligation to repurchase the securities, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

●	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

●	Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Advisor’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

●	Structured Note Risk: The value of a structured note will be influenced by time to maturity, level of supply and demand for this type of note, interest rate and commodity market volatility, changes in the issuer’s credit quality rating, and economic, legal, political, or geographic events that affect the referenced commodity. These notes are typically issued by banks or brokerage firms, and have interest and/or principal payments which are linked to changes in the price level of certain assets or to the price performance of certain indices. There may be a lag between a change in the value of the underlying asset and the value of the structured note. The Fund may also be exposed to increased transaction costs.

●	Taxation Risk: By investing in commodities indirectly through the Arrow DAIM Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Arrow DAIM Subsidiary is a controlled foreign corporation, any income received from the Arrow DAIM Subsidiary will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

●	Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value of short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.

●	Wholly-Owned Subsidiary Risk: The Arrow DAIM Subsidiary will not be registered under the Investment Company Act of 1940 (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Arrow DAIM Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Arrow DAIM Subsidiary.

Fund Performance

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information is available at no cost by visiting www.ArrowFunds.com or by calling 1-877-277-6933 (1-877-ARROW-FD).